Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Mar. 31, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of Assets Held for Sale and Disposal Groups
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2025	2026
Property, plant and equipment	¥6,259	¥5,444
Goodwill	7,011	8,953
Intangible assets	33	3,497
Other assets	95	61
Total assets	¥13,397	¥17,955

Trade and other payables	—	102
Other liabilities	—	716
Total liabilities	¥—	¥818